Subsequent events - Text Details (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Subsequent events [Line Items]
Other items	[1]	€ 1,358	€ 925	€ 1,069
Respironics field-action connected to the anticipated consent decree [Member]
Subsequent events [Line Items]
Other items	[1]	€ 363	€ 250	€ 719

[1]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V. Per share calculations have been adjusted retrospectively for all periods presented to reflect the issuance of shares for the share dividend in respect of 2022.